Document and Entity Information	Mar. 25, 2025
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Mar. 25, 2025
Entity File Number	001-14778
Entity Registrant Name	Soligenix, Inc.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	41-1505029
Entity Address, Address Line One	29 Emmons Drive
Entity Address, Adress Line Two	Suite B-10
Entity Address, City or Town	Princeton
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08540
City Area Code	609
Local Phone Number	538-8200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $.001 per share
Trading Symbol	SNGX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0000812796
Amendment Flag	false
Current Fiscal Year End Date	--12-31